As filed with the Securities and Exchange Commission on December 19, 2013

1933 Act Registration No. 002-51992
1940 Act Registration No. 811-02527

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.

Post-Effective Amendment No. 72	|X|

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 72	|X|

DWS MONEY FUNDS (Exact name of Registrant as Specified in Charter) 345 Park Avenue, New York, NY10154-0004 (Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette, Secretary	With a copy to:
DWS Money Funds	David A. Sturms
One Beacon Street	Vedder Price P.C.
Boston, MA 02108	222 North LaSalle Street
(Name and Address of Agent for Service)	Chicago, Illinois 60601

It is proposed that this filing will become effective

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	on _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	DWS Money Market Prime Series:
    DWS Cash Investment Trust Class A
        DWS Cash Investment Trust Class B
        DWS Cash Investment Trust Class C
        DWS Cash Investment Trust Class S
DWS Money Market Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 13th day of December 2013.

                        DWS MONEY FUNDS

                    By: /s/Brian E. Binder
Brian E. Binder*
                    President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	December 13, 2013

/s/Paul H. Shubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 13, 2013

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 13, 2013

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 13, 2013

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 13, 2013

/s/Keith R. Fox
Keith R. Fox*	Trustee	December 13, 2013

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	December 13, 2013

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	December 13, 2013

/s/Richard J. Herring
Richard J. Herring*	Trustee	December 13, 2013

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	December 13, 2013

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 13, 2013

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 13, 2013

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 13, 2013

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	December 13, 2013

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney as filed herein; and that are incorporated herein by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on November 26, 2008.

Cash Account Trust
Cash Management Portfolio
Cash Reserve Fund, Inc.
DWS Equity 500 Index Portfolio
DWS Global High Income Fund, Inc.
DWS Global/International Fund, Inc.
DWS High Income Opportunities Fund, Inc.
DWS High Income Trust
DWS Income Trust
DWS Institutional Funds
DWS International Fund, Inc.
DWS Investment Trust
DWS Investments VIT Funds
DWS Market Trust
DWS Money Funds
DWS Money Market Trust
DWS Multi-Market Income Trust
DWS Municipal Income Trust
DWS Municipal Trust
DWS Portfolio Trust
DWS Securities Trust
DWS State Tax-Free Income Series
DWS Strategic Income Trust
DWS Strategic Municipal Income Trust
DWS Target Date Series
DWS Target Fund
DWS Tax Free Trust
DWS Value Series, Inc.
DWS Variable Series I
DWS Variable Series II
Investors Cash Trust
Tax-Exempt California Money Market Fund

(each a “Fund”)

Power of Attorney

KNOW ALL PERSONS BY THESE PRESENTS, that the following person, whose signature appears below, does hereby constitute and appoint Scott Hogan, John Millette and Caroline Pearson, and each of them, severally, with full powers of substitution, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to enable the Fund to comply with the Securities Act of 1933, as amended (the “1933 Act”) and/or the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund’s Registration Statement pursuant to the 1933 Act and/or the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as President of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that each said attorney-in-fact and agent, or may substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

SIGNATURE	TITLE	DATE
/s/Brian E. Binder Brian E. Binder	President	December 1, 2013

DWS FUNDS BOARD

CERTIFICATE OF THE SECRETARY

I, John Millette, do hereby certify as follows:

1.	That I am the duly elected Secretary of the Funds listed on the attached Appendix A, (each a “Fund,” and each Fund’s underlying portfolios, if applicable, a “Series”);

2.
I further certify that the following is a complete and correct copy of resolutions adopted by the members of the Board of Trustees/Directors of the Funds at a meeting duly called, convened and held on November 15, 2013 at which a quorum was present and acting throughout, and that such resolutions have not been amended and are in full force and effect:

WHEREAS, the President of the Fund, Brian Binder, desires to execute a Power of Attorney and thereby delegate legal authority to the below-designated individuals to sign Registration Statements, including any amendments, on his behalf:

NOW THEREFORE BE IT:

RESOLVED, that the following individuals be, and they hereby are, and each of them hereby is, given a Power of Attorney in substantially the form presented to the Board, with such changes as the officers, with the advice of counsel, shall recommend, to sign the Fund’s Registration Statements, including any amendments:

Scott Hogan
John Millette
Caroline Pearson; and

FURTHER RESOLVED, that any Registration Statement signed pursuant to such Power of Attorney shall comply with Rule 483 (b) of the Securities Act of 1933 as amended, including, but not limited to the inclusion of: (1) a copy of the authorizing Power of Attorney; and (2) a certified copy of the resolutions of the Board authorizing such delegation as Exhibits thereto.

IN WITNESS WHEREOF, I hereunto set my hand this twentieth day of November, 2013.

/s/John Millette John Millette Secretary

APPENDIX A

CASH ACCOUNT TRUST, and its series:
Government & Agency Securities Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

CASH MANAGEMENT PORTFOLIO

CASH RESERVE FUND, INC., and its
series:
Prime Series

DWS EQUITY 500 INDEX PORTFOLIO

DWS GLOBAL HIGH INCOME FUND,
INC.

DWS GLOBAL/INTERNATIONAL
FUND, INC., and its series:
DWS Enhanced Emerging Markets Fixed
Income Fund
DWS Enhanced Global Bond Fund
DWS Global Growth Fund
DWS Global Small Cap Growth Fund
DWS RREEF Global Infrastructure Fund

DWS HIGH INCOME OPPORTUNITIES
FUND, INC.

DWS HIGH INCOME TRUST

DWS INCOME TRUST, and its series:
DWS Core Fixed Income Fund
DWS Global High Income Fund
DWS Global Inflation Fund
DWS GNMA Fund
DWS High Income Fund
DWS Short Duration Fund
DWS Strategic Government Securities Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund

DWS INSTITUTIONAL FUNDS, and its
series:
DWS EAFE Equity Index Fund
DWS Equity 500 Index Fund
DWS S&P 500 Index Fund
DWS U.S. Bond Index Fund

DWS PORTFOLIO TRUST, and its series:
DWS Core Plus Income Fund
DWS Floating Rate Fund

DWS SECURITIES TRUST, and its series:
DWS Communications Fund
DWS Enhanced Commodity Strategy Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS RREEF Global Real Estate Securities
Fund
DWS RREEF Real Estate Securities Fund
DWS RREEF Real Estate Securities Income Fund
DWS Technology Fund

DWS STATE TAX-FREE INCOME
SERIES, and its series:
DWS California Tax-Free Income Fund
DWS Massachusetts Tax-Free Fund
DWS New York Tax-Free Income Fund

DWS STRATEGIC INCOME TRUST

DWS STRATEGIC MUNICIPAL
INCOME TRUST

DWS TARGET DATE SERIES, and its
series:
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund

DWS TARGET FUND, and its series:
DWS Target 2014 Fund

DWS INTERNATIONAL FUND, INC., and
its series:
DWS Emerging Markets Equity Fund
DWS Global Equity Fund
DWS International Fund
DWS International Value Fund
DWS Latin America Equity Fund
DWS World Dividend Fund

DWS INVESTMENT TRUST, and its
series:
DWS Capital Growth Fund
DWS Core Equity Fund
DWS Large Cap Focus Growth Fund
DWS Mid Cap Growth Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund

DWS INVESTMENTS VIT FUNDS, and its
series:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

DWS MARKET TRUST, and its series:
DWS Alternative Asset Allocation Fund
DWS Diversified Market Neutral Fund
DWS Global Income Builder Fund
DWS Select Alternative Allocation Fund

DWS MONEY FUNDS, and its series:
DWS Money Market Prime Series

DWS MONEY MARKET TRUST, and its
series
Cash Management Fund
Cash Reserve Fund Institutional
Daily Assets Fund Institutional
DWS Money Market Series
NY Tax Free Money Fund
Tax Free Money Fund Investment

DWS MULTI-MARKET INCOME
TRUST

DWS MUNICIPAL INCOME TRUST

DWS MUNICIPAL TRUST, and its series:
DWS Managed Municipal Bond Fund
DWS Short-Term Municipal Bond Fund
DWS Strategic High Yield Tax-Free Fund

DWS TAX FREE TRUST, and its series
DWS Intermediate Tax/AMT Free Fund
DWS VALUE SERIES, INC. and its series:
DWS Equity Dividend Fund
DWS Large Cap Value Fund
DWS Mid Cap Value Fund
DWS Small Cap Value Fund

DWS VARIABLE SERIES I, and its series
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS Global Small Cap Growth VIP
DWS International VIP

DWS VARIABLE SERIES II, and its series
DWS Alternative Asset Allocation VIP
DWS Global Equity VIP
DWS Global Growth VIP
DWS Global Income Builder VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
DWS Unconstrained Income VIP

INVESTORS CASH TRUST, and its series:
Central Cash Management Fund
DWS Variable NAV Money Fund
Treasury Portfolio

TAX-EXEMPT CALIFORNIA MONEY
MARKET FUND

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase